Equity and other equity items	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Equity and other equity items
26. Equity and other equity items
(1) Equity management
Toyota will efficiently invest in maintenance and replacement of conventional manufacturing facilities and the introduction of new products, and will focus on capital investment and research and development in areas contributing to strengthening competitiveness and future growth. Through these activities, Toyota aims to improve corporate value and keep sustainable growth for realization of a new mobility society. Generally, Toyota Motor Corporation shareholder’s equity cover such activities, with additional short-term and long-term debt, if necessary.
The amount of Toyota Motor Corporation shareholder’s equity and short-term and long-term debt are as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Toyota Motor Corporation Shareholders’ equity	19,907,100	20,618,888	23,404,547
Short-term and long-term debt	21,044,128	21,340,973	25,659,635

(2) Number of shares
As of April 1, 2019, March 31, 2020 and 2021, the total number of authorized shares of TMC’s common stock is 10,000,000,000.
The changes in the number of common stocks issued are as follows:

	For the years ended March 31,
	2020	2021
Common stock issued:
Balance at beginning of year	3,262,997,492	3,262,997,492
Issuance during the year	—	—
Purchase and retirement	—	—

Balance at end of year	3,262,997,492	3,262,997,492

The common stock issued by TMC is a
no-parity
stock without any limitations on the content of the rights, and the issued stock is fully paid
(3) Capital surplus and retained earnings
Capital surplus consists of capital reserves and other capital surplus. Retained earnings consist of retained earnings reserve and other retained earnings. The Companies Act of Japan provides that an amount equal to
10%
of distributions from surplus paid by TMC and its Japanese subsidiaries be appropriated as a capital reserve or a retained earnings reserve. No further appropriations are required when the total amount of the capital reserve and the retained earnings reserve reaches
25%
of stated capital. The Companies Act provides that the retained earnings reserve of TMC and its Japanese subsidiaries is restricted and unable to be used for dividend payments, and is excluded from the calculation of the profit available for dividend.
The amounts of statutory retained earnings of TMC available for dividend payments to shareholders were
¥10,276,666 million and ¥11,215,850
 million as of March 31, 2020 and 2021, respectively. In accordance with customary practice in Japan, the distributions from surplus are not accrued in the financial statements for the corresponding period, but are recorded in the subsequent accounting period after shareholders’ approval has been obtained.

Retained earnings at March 31, 2021 include ¥2,933,901
million relating to equity in undistributed earnings of associates and joint ventures.
(4) Treasury stock
The reissuance and repurchase of treasury stock are as follows:
For the year ended March 31, 2020
Repurchase of treasury stock
Reason for repurchasing treasury stock -
The repurchase was made to return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.
Details of matters relating to repurchase -

Number of common shares repurchased	69,532,900 shares
Total purchase price for repurchase of shares	¥500,139 million
Reissuance of treasury stock
Reason for reissuing treasury stock -
On May 9, 2019, TMC resolved to conclude contracts aimed toward the establishment of a new joint venture, Prime Life Technologies, related to a town development business with Panasonic. Pursuant to these contracts, TMC, THC and Misawa Homes conducted a share exchange in which common shares of Toyota were allotted in exchange for common shares of Misawa Homes so that THC, a consolidated subsidiary of TMC, will become the wholly owning parent company resulting from the share exchange and Misawa Homes, a consolidated subsidiary of THC, will become the wholly owned subsidiary resulting from the share exchange.
Details of matters relating to reissuance -

Number of common shares reissued	3,269,500 shares
Amount of reissuance	¥24,181 million
For the year ended March 31, 2021
Reissuance of treasury stock
Reason for reissuing treasury stock -
At its Directors’ Meeting held on March 24, 2020, TMC resolved to purchase shares issued by NIPPON TELEGRAPH AND TELEPHONE CORPORATION (“NTT”) and conduct a reissuance of treasury stock through third-party allotment with NTT as the allottee to form a business and capital alliance with NTT. The parties entered into a memorandum of understanding concerning the business and capital alliance on the same day. Based on the agreement, TMC has completed the purchase of NTT shares and reissuance of treasury stock with NTT as the allottee on April 9, 2020.

Details of matters relating to reissuance -

Number of common shares reissued	29,730,900 shares
Amount of reissuance	¥199,999 million

(5) Other components of equity
Other components of equity are as follows:

	Yen in millions
	Net changes in revaluation of financial assets measured at fair value through other comprehensive income	Remeasurements of defined benefit plans	Exchange differences on translating foreign operations	Total
Balance at April 1, 2019	1,016,035	—	—	1,016,035
Other comprehensive income, net of tax	(58,946)	(54,176)	(395,523)	(508,645)
Reclassification to retained earnings	(4,935)	55,580	—	50,644
Other comprehensive income for the period attributable to non-controlling interests	1,916	(1,404)	27,002	27,514

Balance at March 31, 2020	954,070	—	(368,520)	585,549
Other comprehensive income, net of tax	380,814	221,409	410,253	1,012,476
Reclassification to retained earnings	(31,321)	(219,047)	—	(250,369)
Other comprehensive income for the period attributable to non-controlling interests	(8,211)	(2,362)	(29,357)	(39,930)

Balance at March 31, 2021	1,295,351	—	12,375	1,307,726

(6) Other comprehensive income
The breakdown of other comprehensive income and the corresponding tax benefits (including non-controlling
interests) are as follows:

	Yen in millions
	For the year ended March 31, 2020			For the year ended March 31, 2021
	Before tax	Tax effect	After tax	Before tax	Tax effect	After tax
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	(353,261)	109,409	(243,853)	560,225	(172,798)	387,427

Net changes	(353,261)	109,409	(243,853)	560,225	(172,798)	387,427

Remeasurements of defined benefit plans
Amount incurred during the year	(48,426)	5,026	(43,399)	311,360	(95,087)	216,272

Net changes	(48,426)	5,026	(43,399)	311,360	(95,087)	216,272

Shares of other comprehensive income of equity method investees
Amount incurred during the year	62,568	—	62,568	80,472	—	80,472

Net changes	62,568	—	62,568	80,472	—	80,472

Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations
Amount incurred during the year	(390,427)	—	(390,427)	403,636	—	403,636
Reclassification to profit (loss)	28,329	—	28,329	—	—	—

Net changes	(362,098)	—	(362,098)	403,636	—	403,636
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	141,795	(43,367)	98,427	(119,441)	35,938	(83,503)
Reclassification to profit (loss)	20,380	(5,417)	14,963	—	—	—

Net changes	162,174	(48,784)	113,390	(119,441)	35,938	(83,503)

Shares of other comprehensive income of equity method investees
Amount incurred during the year	(35,253)	—	(35,253)	8,172	—	8,172
Reclassification to profit (loss)	—	—	—	—	—	—
Net changes	(35,253)	—	(35,253)	8,172	—	8,172

Total other comprehensive income	(574,296)	65,651	(508,645)	1,244,424	(231,947)	1,012,476

(7) Dividends
The paid dividend amounts are as follows:
For the year ended March 31, 2020

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date
The Board of Directors Meeting on May 8, 2019	Common shares	339,893	120.00	March 31, 2019	May 24, 2019

The Board of Directors Meeting on November 7, 2019	Common shares	278,908	100.00	September 30, 2019	November 27, 2019
For the year ended March 31, 2021

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date
The Board of Directors Meeting on May 12, 2020	Common shares	331,938	120.00	March 31, 2020	May 28, 2020

The Board of Directors Meeting on November 6, 2020	Common shares	293,576	105.00	September 30, 2020	November 27, 2020
Dividends of which record date falls within the year ended March 31, and effective date is after the year ended March 31 are as follows:
For the year ended March 31, 2021

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date
The Board of Directors Meeting on May 12, 2021	Common shares	377,453	135.00	March 31, 2021	May 28, 2021